DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by nature [abstract]
Direct operating costs	The following table lists direct operating costs for the three and six-month periods ended June 30, 2025, and 2024.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Depreciation and amortization	$941	$882	$1,901	$1,818
Compensation	792	770	1,545	1,497
Cost of inventory	587	702	1,209	1,408
Fuel, transportation, and distribution costs	527	411	1,058	819
Operations and maintenance costs	325	315	623	645
Marketing and administrative costs	299	307	573	592
Utilities	288	281	570	580
Other direct operating costs	236	207	480	429
Total	$3,995	$3,875	$7,959	$7,788